NUVEEN SMALL CAP VALUE FUND

SUPPLEMENT DATED APRIL 13, 2017

TO THE SUMMARY PROSPECTUS DATED FEBRUARY 28, 2017

Effective immediately, David F. Johnson and Andrew O. Rem are added as portfolio managers for the fund. Karen L. Bowie will continue to serve as portfolio manager for the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-SCVS-0417P